Note 14 - Commitments and Contingencies (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Operating Leases, Rent Expense, Total	$ 0.8	$ 0.8	$ 0.7